Supplemental disclosure of non-cash investing and financing activities (USD $)	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Nov. 30, 2012 Marvir Logistics, Inc. [Member]	Dec. 31, 2012 DBA Distribution Services, Inc. [Member]	Dec. 31, 2011 Adcom Express, Inc. [Member]	Mar. 31, 2013 Adcom Express, Inc. [Member]	Jun. 30, 2013 Adcom Express, Inc. [Member]	Jun. 30, 2012 Adcom Express, Inc. [Member]	Dec. 31, 2011 Adcom Express, Inc. [Member] ADDITIONAL PAID-IN CAPITAL [Member]	Mar. 31, 2013 Adcom Express, Inc. [Member] ADDITIONAL PAID-IN CAPITAL [Member]	Dec. 31, 2011 ISLA International, Ltd. [Member]	Mar. 31, 2012 ISLA International, Ltd. [Member]	Dec. 31, 2011 ISLA International, Ltd. [Member] ADDITIONAL PAID-IN CAPITAL [Member]	Mar. 31, 2012 ISLA International, Ltd. [Member] ADDITIONAL PAID-IN CAPITAL [Member]	May 31, 2012 ALBS Logistics, Inc. [Member]	Jun. 30, 2012 ALBS Logistics, Inc. [Member]	May 31, 2012 ALBS Logistics, Inc. [Member] ADDITIONAL PAID-IN CAPITAL [Member]
Common stock issued, shares			134,475	252,362					500,000	552,333			142,489
Common stock, fair value per share			$ 2.29	$ 1.71	$ 1.71	$ 2.29			$ 2.35	$ 2.40			$ 2.07	$ 2.07
Common stock and additional paid-in capital issued during period			$ 308,548	$ 432,112			$ 308,414	$ 431,860	$ 1,175,000	$ 1,325,000	$ 1,174,500	$ 1,324,448	$ 295,000		$ 294,857
Common stock issued, par value			$ 134	$ 252					$ 500	$ 552			$ 143
Accounts receivable	400,260
Arbitrator damages awarded, net of interest		698,623
Increase to goodwill and amount due to former shareholders of subsidiaries						$ 864,224